Other Receivables	12 Months Ended
Jun. 30, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES

7.      OTHER RECEIVABLES

	30 June 2024 $	30 June 2023 $
Security deposit	4,242	4,310
GST/VAT receivable	82,812	89,839
Interest receivable on restricted cash	41,625	—
Funds receivable in respect to the exercise of warrants (note 22)	709,251	—
Other receivables	—	3,033
	837,930	97,182

These amounts arise from the usual operating activities of the Company and, with the exception of interest receivable on restricted cash, are non-interest bearing. The debtors do not contain any overdue or impaired receivables. The lifetime expected credit loss allowance is not material.